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Horizon Active Dividend Fund
Horizon Active Dividend Fund
Investment Objective. The investment objective of the Horizon Active Dividend Fund (the “Active Dividend Fund”) is capital appreciation and current income.
Fees and Expenses of the Active Dividend Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Active Dividend Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Horizon Active Dividend Fund		Advisor Class	Institutional Class	Investor Class
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.10%
Expense Recoupment	[1]	0.02%	none	0.02%
Remainder of Other Expenses		0.24%	0.24%	0.24%
Shareholder Servicing Expenses		none	none	none
Other Expenses	[2]	0.26%	0.24%	0.26%
Acquired Fund Fees and Expenses	[2],[3]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[4]	1.28%	1.01%	1.13%
[1]	The Active Dividend Fund's investment adviser, Horizon Investments, LLC ("Horizon"), has contractually agreed to waive its fees and reimburse expenses of the Active Dividend Fund, at least until March 31, 2021, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.99% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. This expense waiver agreement can only be terminated by a majority of the Fund's trustees that are not "interested persons" of the Trust (as defined under the Investment Company Act of 1940, as amended) or a majority of the outstanding shares of the Fund.
[2]	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year for the Institutional Class.
[3]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Active Dividend Fund and is not a direct expense incurred by the Active Dividend Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Active Dividend Fund, the operating expenses set forth in the Active Dividend Fund's financial highlights do not include this figure.
[4]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio to average net assets included in the Active Dividend Fund's financial highlights section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Active Dividend Fund loaned its portfolio securities.

Example. This Example is intended to help you compare the cost of investing in the Active Dividend Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Active Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Active Dividend Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Horizon Active Dividend Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Advisor Class	130	402	694	1,524
Institutional Class	103	322	558	1,236
Investor Class	115	355	613	1,353

Portfolio Turnover. The Active Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Active Dividend Fund’s performance. During the fiscal period ended November 30, 2019, the Income Fund’s portfolio turnover rate was 369% of the average value of the portfolio.

Principal Investment Strategies of the Active Dividend Fund

The Active Dividend Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Active Dividend Fund’s investment objective by investing primarily in the equity securities of U.S. and foreign dividend paying companies. Equity securities include common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”).

The Active Dividend Fund employs a fundamental bottom-up process to identify companies that the Manager believes have one or more of the following characteristics:

•	Dividend-paying
•	Favorable long-term fundamental characteristics
•	Priced below what Horizon believes to be the Company’s intrinsic value
•	Projected ability to grow intrinsic value per share over the long-term

The intrinsic value of a security is the value that Horizon believes an informed buyer would pay for the security. Horizon’s calculation of a company’s intrinsic value may consider the company’s growth prospects, historic and projected return on capital, tangible and intangible asset values or projections of the company’s future cash flows and may also compare the current market valuation of the company to its own historical valuation or to the current market valuation of other similar companies.

The Active Dividend Fund may invest in companies of any size capitalization, although it expects to generally invest in large capitalization companies. The Fund considers a large market capitalization company to be a company with a market capitalization greater than $10 billion at the time of purchase. In addition, the Active Dividend Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Active Dividend Fund, and may implement such investments through option combinations such as spreads, straddles, strangles and collars.

Under normal circumstances, the Active Dividend Fund will invest not less than 80% of the value of its net assets in “dividend paying securities”, which the Adviser defines as equity securities (i) that have paid a dividend in the prior 12 calendar months or (ii) that the Adviser believes are reasonably likely to pay a dividend in the 12 calendar months following the Active Dividend Fund’s acquisition of the security.

The Active Dividend Fund’s option strategies may involve options combinations, such as spreads or collars. In “spread” transactions, the Active Dividend Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Active Dividend Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. A “collar” position combines a put option purchased by the Active Dividend Fund (the right of the Active Dividend Fund to sell a specific security within a specified period) with a call option that is written by the Active Dividend Fund (the right of the counterparty to buy the same security) in a single instrument, and the Active Dividend Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Active Dividend Fund may engage; however, the Active Dividend Fund will not use options for the purpose of increasing the Active Dividend Fund’s leverage with respect to any portfolio investment.

The Active Dividend Fund will typically sell portfolio securities to seek to secure gains or limit potential losses, when Horizon believes that other more favorable opportunities exist or when Horizon otherwise believes it is in the best interest of the Active Dividend Fund.

Principal Risks of the Active Dividend Fund

Many factors affect the Active Dividend Fund’s performance. The Active Dividend Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Active Dividend Fund invests. The Active Dividend Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Active Dividend Fund.

Management Risk. The ability of the Active Dividend Fund to meet its investment objective is directly related to the allocation of the Active Dividend Fund’s assets. Horizon may allocate the Active Dividend Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Active Dividend Fund’s value may be adversely affected.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Active Dividend Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical or other external factors, experience periods of high volatility, reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Dividend Yield Risk. While the Active Dividend Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends in the future, thus reducing income to the Active Dividend Fund. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or of markets generally.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Active Dividend Fund to potentially significant losses. If the Active Dividend Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Active Dividend Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Active Dividend Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent the Active Dividend Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Active Dividend Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in ADRs or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Foreign Currency Risk. Foreign currency-linked investment risk includes market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Active Dividend Fund’s underlying investments are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Income Fund’s service providers or counterparties, issuers of securities held by the Active Dividend Fund, or other market participants may adversely affect the Active Dividend Fund and its shareholders, including by causing losses for the Active Dividend Fund or impairing its operations.

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Smaller and Medium Capitalization Company Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Value Risk. The Active Dividend Fund follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Active Dividend Fund may underperform other funds that use different investing styles.

Performance

The bar chart illustrates the risks of investing in Investor Class shares of the Active Dividend Fund by showing the Active Dividend Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Active Dividend Fund’s average annual returns compare with those of a broad measure of market performance. The Active Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Active Dividend Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Calendar Year Return as of December 31

During the period shown in the bar chart, the best performance for a quarter was 9.07% (for the quarter ended March 31, 2019). The worst performance was -12.33% (for the quarter ended December 31, 2018).

Active Dividend Fund Average Annual Total Returns For the periods ended December 31, 2019
Average Annual Total Returns - Horizon Active Dividend Fund	1 Year	Since Inception [1]	Inception Date
Advisor Class	17.03%	7.99%	Jun. 20, 2017
Investor Class	17.21%	9.99%	Dec. 28, 2016
Investor Class | After Taxes on Distributions	16.39%	8.64%	Dec. 28, 2016
Investor Class | After Taxes on Distributions and Sales	10.64%	7.30%	Dec. 28, 2016
S&P Global 100 Index (reflects no deduction for fees, expenses or taxes)	29.53%	14.38%	Dec. 28, 2016
[1]	Investor Class shares commenced operations on December 28, 2016. Advisor Class shares commenced operations on June 20, 2017. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P Global 100 Index measures the performance of multi-national, blue chip companies of major importance in the global equity markets. Investors cannot directly invest in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Active Dividend Fund during the periods shown.